Sales revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Sales revenue from contracts with customers
Sales revenue from contracts with customers

24.         Sales revenue from contracts with customers

	2019	2018	2017
National sales
Mid–distillates	13,541,756	11,586,192	9,590,326
Gasoline and turbo fuels	9,373,030	7,952,852	6,990,187
Transport services	3,829,102	3,531,404	3,589,553
Natural gas	2,305,543	1,885,846	1,815,754
Plastic and rubber	760,301	822,367	833,982
Asphalts	544,200	335,426	275,803
LPG and propane	372,916	574,639	509,619
Crude oil	356,857	550,479	909,871
Services	309,353	239,410	283,799
Aromatics	228,552	282,545	217,418
Polyethylene	190,133	270,887	167,348
Other income gas contracts (1)	102,845	156,031	188,195
Fuel oil	97,907	509,482	354,058
Other products	507,336	489,507	280,226
	32,519,831	29,187,067	26,006,139
Recognition of price differential (2)	1,785,277	3,835,533	2,229,953
	34,305,108	33,022,600	28,236,092
Foreign sales
Crude oil	28,523,596	26,898,737	21,479,063
Diesel	4,391,798	3,050,839	1,213,740
Fuel oil	1,870,929	2,053,594	1,982,408
Plastic and rubber	1,200,668	1,268,582	1,169,101
Gasoline and turbo fuels	1,085,392	1,782,194	1,223,994
Natural gas	27,255	27,899	32,303
LPG and propane	13,591	20,212	15,631
Cash flow hedge for future exports – Reclassification to profit or loss (Note 29.1.2)	(386,773)	128,404	160,772
Other products	456,948	350,811	441,124
	37,183,404	35,581,272	27,718,136
	71,488,512	68,603,872	55,954,228

(1)

Corresponds to income on the share of gas sales profits, under the agreement signed between Ecopetrol and Chevron in 2004, for the extension of the joint venture contract for the exploitation of gas in La Guajira.

(2)

Corresponds to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition from contracts with customers.

Sales by geographic areas

	2019	%	2018	%	2017	%
Colombia	34,305,108	48.0%	33,022,600	48.1%	28,236,092	50.5%
United States	17,371,173	24.3%	14,765,674	21.5%	12,532,932	22.4%
Asia	13,529,151	18.9%	12,271,225	17.9%	6,136,796	11.0%
Central America and the Caribbean	3,472,665	4.9%	4,449,033	6.6%	6,070,565	10.8%
South America and others	1,502,815	2.1%	2,968,038	4.3%	1,947,226	3.5%
Europe	1,307,600	1.8%	1,127,302	1.6%	1,030,617	1.8%
	71,488,512	100%	68,603,872	100%	55,954,228	100%

Concentration of customers

During 2019, Organización Terpel S.A. represented 16.0% of sales revenue for the period (2018 – 14.0% and 2017 – 14.3%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Business Group’s financial situation being affected by a potential loss of the client. The commercial relationship with this customer is for the sale of refined products and transportation services.